Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Maturity Analysis of the Annual Undiscounted Cash Flows of Operating Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows reconciled to the carrying value of the operating lease liabilities as of March 31, 2021 (in thousands):

Operating Leases
Remainder of 2021	$1,083
2022	1,775
2023	1,436
2024	1,097
2025	1,130
Thereafter	384

Total minimum lease payments	6,906

Less: imputed interest	(764)

Total lease liability	$6,142